COMMITMENTS AND CONTINGENCIES (Details Narrative)		1 Months Ended
	Oct. 31, 2018 USD ($)	Aug. 31, 2018 USD ($)	Jul. 31, 2018 USD ($) ft²	Jun. 30, 2019 USD ($)	Sep. 30, 2018 USD ($)
Lease term			39 months		39 months
Office space | ft²			5,000
Annual base rent for the first 18 months			$ 94
Annual base rent - Year two				$ 97,000	$ 97
Annual base rent - Year two				99,000	99
Principal amount				3,327,000
Fair value liability				500,000	$ 271,710
Directors and Officers [Member] | Note Payable [Member]
Insurance policy	$ 160,000
Insurance policy premium	$ 146,000
Balance amount of debt				$ 41,000
Vendor [Member]
Principal amount		$ 1,000,000
Repayment of debt		150,000
Common stock issued to vendor for settlement of debt		10,000,000
Future cash payments		7,500
Vendor [Member] | Minimum [Member]
Gain on sale of stock by vendor in excess of		$ 1,300,000